Summary of Significant Accounting Policies (Schedule Of Aging Analysis of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	$ 66,161	$ 83,762
Less than 179 days [Member]
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	49,636	65,304
180-359 days [Member]
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	3,677	6,684
360 days and greater [Member]
Accounts Receivable Current Overdue Details [Line Items]
Accounts receivable	$ 12,848	$ 11,774